Quarterly Report
July 31, 2023
MFS®  Core Bond Fund
MCB-Q1

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.0%
Asset-Backed & Securitized – 14.6%
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 7.986% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	$200,000	$191,468
Allegro CLO V Ltd., 2017-1A, “BR”, FLR, 7.02% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/16/2030 (n)	250,000	242,757
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.936% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	200,000	191,149
BDS 2021-FL10 Ltd., “A”, FLR, 6.414% ((SOFR - 1mo. + 0.11448%) + 1.07%), 6/16/2036 (n)	136,153	133,914
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	10,878	11,204
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.386% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	100,000	93,156
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	94,315	93,563
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	250,000	238,917
Dryden 68 CLO, Ltd., 2019-68A, “BR”, FLR, 7.27% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/15/2035 (n)	250,000	244,745
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	56,361	56,167
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	57,027	56,674
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	59,427	59,312
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	75,000	71,774
KREF 2018-FT1 Ltd., “A”, FLR, 6.406% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	200,000	194,060
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	100,000	100,197
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.336% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	100,000	95,250
MF1 2021-FL7 Ltd., “AS”, FLR, 6.794% ((SOFR - 1mo. + 0.11448%) + 1.45%), 10/16/2036 (n)	250,000	243,246
MF1 2022-FL10 Ltd., “AS”, FLR, 8.433% (SOFR - 1mo. + 3.187%), 9/17/2037 (n)	250,000	249,508
MF1 2022-FL8 Ltd., “B”, FLR, 7.018% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	100,000	95,914
OneMain Financial Issuance Trust 2022-3A, “A”, 5.94%, 5/15/2034 (n)	89,000	88,521
Palmer Square Loan Funding 2020-2A Ltd., “A1”, FLR, 6.179% ((SOFR - 3mo. + 0.26161%) + 0.8%), 5/20/2029 (n)	85,692	84,985
Palmer Square Loan Funding 2022-5A Ltd., “A1”, FLR, 6.868% (SOFR - 3mo. + 1.56%), 1/15/2031 (n)	224,006	223,780
Ready Capital Mortgage Financing LLC, 2022-FL9, FLR, 8.409% (SOFR - 1mo. + 3.111%), 6/25/2037 (n)	250,000	248,884
Santander Drive Auto Receivables Trust, 2022-6, “A2”, 4.37%, 5/15/2025	6,339	6,330
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	15,000	14,932
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	250,000	238,632
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	250,000	237,006
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	175,000	160,730
Westlake Automobile Receivables Trust, 2022-3A, “A2”, 5.24%, 7/15/2025 (n)	49,188	49,081
		$4,015,856
Automotive – 1.9%
Hyundai Capital America, 2.65%, 2/10/2025 (n)	$65,000	$61,949
Lear Corp., 3.8%, 9/15/2027	68,000	63,881
Magna International, Inc., 2.45%, 6/15/2030	68,000	57,359
Stellantis N.V., 2.691%, 9/15/2031 (n)	200,000	159,836
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	200,000	192,197
		$535,222
Broadcasting – 0.9%
Walt Disney Co., 3.5%, 5/13/2040	$137,000	$111,803
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	161,000	130,866
		$242,669
Brokerage & Asset Managers – 1.4%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$136,000	$140,146
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	103,000	85,735
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	43,000	40,524
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	74,000	65,061
Raymond James Financial, Inc., 4.95%, 7/15/2046	73,000	65,501
		$396,967
Building – 0.3%
Masco Corp., 2%, 2/15/2031	$117,000	$92,999

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 1.5%
Equinix, Inc., 1.8%, 7/15/2027	$83,000	$72,572
Equinix, Inc., 2.5%, 5/15/2031	69,000	56,272
Fiserv, Inc., 2.65%, 6/01/2030	88,000	75,080
Global Payments, Inc., 1.2%, 3/01/2026	87,000	77,779
Global Payments, Inc., 2.9%, 11/15/2031	77,000	63,340
Verisk Analytics, Inc., 5.75%, 4/01/2033	70,000	72,384
		$417,427
Cable TV – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$69,000	$67,770
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	98,000	80,071
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	88,000	69,106
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	58,000	65,026
		$281,973
Chemicals – 0.3%
Sherwin-Williams Co., 2.3%, 5/15/2030	$89,000	$74,765
Computer Software – 0.6%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	$74,000	$73,211
Oracle Corp., 4.9%, 2/06/2033	22,000	21,287
Roper Technologies, Inc., 2%, 6/30/2030	89,000	73,085
		$167,583
Conglomerates – 0.9%
Carrier Global Corp., 3.377%, 4/05/2040	$159,000	$122,436
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	129,000	122,742
		$245,178
Consumer Products – 0.2%
Kenvue, Inc., 4.9%, 3/22/2033 (n)	$60,000	$60,400
Consumer Services – 0.5%
Booking Holdings, Inc., 4.625%, 4/13/2030	$138,000	$135,283
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$147,000	$119,732
Electronics – 0.8%
Broadcom, Inc., 4.15%, 11/15/2030	$78,000	$71,710
Broadcom, Inc., 4.3%, 11/15/2032	63,000	57,472
Broadcom, Inc., 4.926%, 5/15/2037 (n)	108,000	98,132
		$227,314
Energy - Independent – 0.6%
EQT Corp., 3.9%, 10/01/2027	$39,000	$36,561
EQT Corp., 7%, 2/01/2030	113,000	118,916
		$155,477
Financial Institutions – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$150,000	$134,893
Air Lease Corp., 2.875%, 1/15/2032	93,000	74,905
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	79,000	74,254
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	78,000	70,003
		$354,055

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.2%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$163,000	$151,125
Diageo Capital PLC, 2.375%, 10/24/2029	200,000	174,090
		$325,215
Gaming & Lodging – 0.8%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$64,000	$61,067
Las Vegas Sands Corp., 3.9%, 8/08/2029	65,000	58,259
Marriott International, Inc., 4.625%, 6/15/2030	108,000	103,229
		$222,555
Insurance – 0.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$82,000	$72,218
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	150,000	136,131
		$208,349
Insurance - Health – 0.5%
Humana, Inc., 3.7%, 3/23/2029	$79,000	$73,155
Humana, Inc., 5.875%, 3/01/2033	49,000	50,997
		$124,152
Insurance - Property & Casualty – 1.0%
Aon Corp., 4.5%, 12/15/2028	$61,000	$59,265
Aon Corp., 3.75%, 5/02/2029	57,000	53,205
Brown & Brown, Inc., 4.2%, 3/17/2032	84,000	75,948
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	85,000	82,812
		$271,230
Machinery & Tools – 0.3%
CNH Industrial Capital LLC, 1.875%, 1/15/2026	$79,000	$72,399
Major Banks – 6.8%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$302,000	$245,098
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	160,000	137,844
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	150,000	131,774
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	152,740
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	172,000	146,293
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	98,000	78,307
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	74,000	71,692
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	72,000	61,857
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	69,000	58,223
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	102,000	77,484
JPMorgan Chase & Co., 3.157% to 4/22/2041, FLR (SOFR - 1 day + 1.46%) to 4/22/2042	152,000	115,101
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	131,000	116,380
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	97,000	82,766
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	127,000	105,696
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	200,000	154,560
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	162,000	138,691
		$1,874,506
Medical & Health Technology & Services – 1.5%
Adventist Health System/West, 5.43%, 3/01/2032	$75,000	$74,647
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	200,000	170,093
Becton, Dickinson and Co., 4.669%, 6/06/2047	78,000	71,378
HCA, Inc., 4.125%, 6/15/2029	79,000	73,292
HCA, Inc., 4.375%, 3/15/2042 (n)	34,000	27,839
		$417,249

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.0%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$200,000	$199,785
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	87,000	71,275
		$271,060
Midstream – 1.5%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$84,000	$76,649
Energy Transfer LP, 5.75%, 2/15/2033	64,000	64,797
Plains All American Pipeline LP, 3.8%, 9/15/2030	113,000	101,211
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	75,000	71,194
Targa Resources Corp., 6.125%, 3/15/2033	102,000	104,661
		$418,512
Mortgage-Backed – 31.6%
Fannie Mae, 3%, 8/01/2046	$32,815	$29,243
Fannie Mae, UMBS, 2%, 4/01/2037 - 7/01/2052	1,044,556	859,976
Fannie Mae, UMBS, 2.5%, 5/01/2037 - 9/01/2052	1,438,835	1,221,344
Fannie Mae, UMBS, 5%, 10/01/2037 - 12/01/2052	147,544	144,590
Fannie Mae, UMBS, 4.5%, 6/01/2038 - 9/01/2052	191,542	184,073
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 11/01/2052	84,004	83,676
Fannie Mae, UMBS, 3%, 5/01/2043 - 11/01/2052	380,573	334,077
Fannie Mae, UMBS, 3.5%, 7/01/2043 - 3/01/2052	118,949	109,216
Fannie Mae, UMBS, 4%, 9/01/2046 - 11/01/2052	154,681	145,291
Fannie Mae, UMBS, 1.5%, 6/01/2051	94,511	72,757
Fannie Mae, UMBS, 6%, 11/01/2052 - 2/01/2053	146,298	148,147
Freddie Mac, 4.35%, 1/25/2033	50,000	48,875
Freddie Mac, UMBS, 2%, 3/01/2037 - 5/01/2052	1,169,089	974,514
Freddie Mac, UMBS, 3%, 4/01/2037 - 6/01/2052	559,660	495,372
Freddie Mac, UMBS, 2.5%, 5/01/2037 - 1/01/2052	208,387	178,586
Freddie Mac, UMBS, 3.5%, 1/01/2041 - 2/01/2053	467,729	426,439
Freddie Mac, UMBS, 1.5%, 3/01/2051	42,070	32,466
Freddie Mac, UMBS, 4%, 7/01/2052 - 1/01/2053	342,229	319,485
Freddie Mac, UMBS, 4.5%, 10/01/2052	142,519	136,444
Freddie Mac, UMBS, 5.5%, 4/01/2053	24,887	24,966
Freddie Mac, UMBS, 5%, 6/01/2053	49,999	48,843
Ginnie Mae, 4.5%, 10/20/2033 - 12/20/2052	339,680	326,516
Ginnie Mae, 3%, 1/20/2051 - 11/20/2052	356,954	317,812
Ginnie Mae, 2%, 3/20/2052	170,424	142,519
Ginnie Mae, 2.5%, 4/20/2052	443,142	382,036
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052	145,585	137,081
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	322,908	316,558
Ginnie Mae, 5.5%, 2/20/2053 - 7/20/2053	273,627	271,987
Ginnie Mae, 6%, 8/20/2053	75,000	75,436
Ginnie Mae, TBA, 3.5%, 8/21/2053 - 9/21/2053	275,000	252,788
Ginnie Mae, TBA, 5.5%, 8/21/2053	200,000	198,750
Ginnie Mae, TBA, 6%, 9/21/2053	25,000	25,106
Ginnie Mae, TBA, 6.5%, 9/21/2053	50,000	50,770
UMBS, TBA, 2%, 8/17/2038	50,000	44,182
UMBS, TBA, 4.5%, 8/17/2038	25,000	24,488
UMBS, TBA, 5%, 8/17/2038 - 8/14/2053	75,000	73,668
UMBS, TBA, 1.5%, 8/25/2053	50,000	38,408
		$8,696,485
Municipals – 0.3%
Rhode Island Student Loan Authority Education Loan Rev., Taxable, 6.081%, 12/01/2042	$95,000	$93,217
Natural Gas - Distribution – 0.3%
NiSource, Inc., 5.65%, 2/01/2045	$73,000	$72,383

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.5%
Verizon Communications, Inc., 2.55%, 3/21/2031	$84,000	$69,726
Verizon Communications, Inc., 4.272%, 1/15/2036	78,000	69,650
		$139,376
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$83,000	$70,070
Other Banks & Diversified Financials – 0.5%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$148,000	$131,629
Pollution Control – 0.6%
Waste Management, Inc., 4.875%, 2/15/2034	$179,000	$176,902
Retailers – 0.7%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$62,000	$53,076
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	117,000	83,556
Best Buy Co., Inc., 4.45%, 10/01/2028	63,000	61,218
		$197,850
Specialty Stores – 0.3%
Genuine Parts Co., 2.75%, 2/01/2032	$115,000	$94,506
Telecommunications - Wireless – 1.3%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$79,000	$73,933
Rogers Communications, Inc., 3.8%, 3/15/2032	146,000	126,885
T-Mobile USA, Inc., 2.05%, 2/15/2028	69,000	60,188
T-Mobile USA, Inc., 4.5%, 4/15/2050	83,000	70,925
Vodafone Group PLC, 5.625%, 2/10/2053	22,000	21,370
		$353,301
Tobacco – 1.1%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$158,000	$151,172
Philip Morris International, Inc., 5.125%, 11/17/2027	25,000	25,056
Philip Morris International, Inc., 5.625%, 11/17/2029	11,000	11,253
Philip Morris International, Inc., 5.125%, 2/15/2030	52,000	51,669
Philip Morris International, Inc., 5.75%, 11/17/2032	48,000	49,067
		$288,217
Transportation - Services – 0.4%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$107,000	$122,541
U.S. Treasury Obligations – 16.4%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$1,288,000	$982,503
U.S. Treasury Bonds, 4%, 11/15/2042	250,000	243,477
U.S. Treasury Bonds, 2.25%, 2/15/2052	1,800,000	1,262,742
U.S. Treasury Notes, 4.25%, 9/30/2024 (f)	1,550,000	1,530,988
U.S. Treasury Notes, 3.875%, 3/31/2025	520,000	510,006
		$4,529,716
Utilities - Electric Power – 1.6%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$43,000	$44,856
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	118,000	117,427
Duke Energy Progress LLC, 3.45%, 3/15/2029	118,000	109,105
Pacific Gas & Electric Co., 2.1%, 8/01/2027	82,000	70,691
Pacific Gas & Electric Co., 3%, 6/15/2028	108,000	93,892
		$435,971

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Gas – 0.5%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$176,000	$140,987
Total Bonds		$27,271,278
Investment Companies (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 5.25% (v)	755,674	$755,674

Other Assets, Less Liabilities – (1.8)%		(483,703)
Net Assets – 100.0%		$27,543,249
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $755,674 and $27,271,278, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,234,197, representing 19.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 7/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	7	$818,890	September – 2023	$17,598
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	27	$2,884,148	September – 2023	$(61,646)
U.S. Treasury Ultra Bond	Long	USD	1	132,219	September – 2023	(2,418)
						$(64,064)
At July 31, 2023, the fund had liquid securities with an aggregate value of $30,620 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$4,529,716	$—	$4,529,716
Municipal Bonds	—	93,217	—	93,217
U.S. Corporate Bonds	—	7,551,356	—	7,551,356
Residential Mortgage-Backed Securities	—	8,696,485	—	8,696,485
Commercial Mortgage-Backed Securities	—	1,302,397	—	1,302,397
Asset-Backed Securities (including CDOs)	—	2,713,459	—	2,713,459
Foreign Bonds	—	2,384,648	—	2,384,648
Mutual Funds	755,674	—	—	755,674
Total	$755,674	$27,271,278	$—	$28,026,952
Other Financial Instruments
Futures Contracts – Assets	$17,598	$—	$—	$17,598
Futures Contracts – Liabilities	(64,064)	—	—	(64,064)

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,202,650	$2,346,675	$2,793,424	$(2)	$(225)	$755,674
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,313	$—